Property, Plant and Equipment (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 13,474,287	¥ 14,383,319
Additions	2,925	166,712
Disposals	(16,424)	(37,133)
Reclassification	0	0
Transferred from construction in progress	1,132,216	828,591
Transferred from/to investment property	(24,489)	11,587
Transferred to lease prepayments and other assets	(9,066)
Charge for the year	(1,574,842)	(1,624,547)	¥ (1,708,767)
Impairment loss	(118,179)	(254,242)
Closing net book amount	12,866,428	13,474,287	14,383,319
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,259,193	1,318,440
Additions	0	195
Disposals	(736)	(1,300)
Reclassification	(22,337)	(4,192)
Transferred from construction in progress	3,631	28,652
Transferred from/to investment property	(24,489)	11,587
Transferred to lease prepayments and other assets	(9,066)
Charge for the year	(83,803)	(94,189)
Impairment loss	0	0
Closing net book amount	1,122,393	1,259,193	1,318,440
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	11,863,517	12,710,384
Additions	1,231	149,691
Disposals	(14,029)	(33,660)
Reclassification	20,519	(5,573)
Transferred from construction in progress	1,085,101	757,157
Transferred from/to investment property	0	0
Transferred to lease prepayments and other assets	0
Charge for the year	(1,423,511)	(1,467,424)
Impairment loss	(118,179)	(247,058)
Closing net book amount	11,414,649	11,863,517	12,710,384
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	351,577	354,495
Additions	1,694	16,826
Disposals	(1,659)	(2,173)
Reclassification	1,818	9,765
Transferred from construction in progress	43,484	42,782
Transferred from/to investment property	0	0
Transferred to lease prepayments and other assets	0
Charge for the year	(67,528)	(62,934)
Impairment loss	0	(7,184)
Closing net book amount	¥ 329,386	¥ 351,577	¥ 354,495